MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
The Group invests in marketable debt and equity securities, which are classified as available-for-sale. The following is a summary of marketable securities:

	December 31,
	2012				2013
	Amortized cost	Unrealized losses	Unrealized gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value
Available-for-sale:

Governmental bonds	$407	$-	$20	$427	$407	$-	$3	$410
Commercial bonds	192	-	45	237	190	-	25	215
Equity funds	118	-	108	226	119	-	110	229

Total available-for-sale marketable securities	$717	$-	$173	$890	$716	$-	$138	$854

Schedule Of Available For Sale Debt Securities By Contractual Maturities [Table Text Block]
The amortized costs of available-for-sale debt securities at December 31, 2013, by contractual maturities, are shown below:

		Gross unrealized gains (losses)
	Amortized cost	Gains	Losses	Estimated fair value

Due in one year or less	$597	$28	$-	$625

	$597	$28	$-	$625

Schedule Of Changes In Other Comprehensive Income Of Available For Sale Securities [Table Text Block]
The following is the change in the other comprehensive income of available-for-sale securities during 2012:

Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2012	$145

Unrealized loss from available-for-sale securities	28

Other comprehensive income from available-for-sale securities as of December 31, 2012	$173

The following is the change in the other comprehensive income of available-for-sale securities during 2013:
Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2013	$173

Unrealized gain from available-for-sale securities	(35)

Other comprehensive income from available-for-sale securities as of December 31, 2013	$138